Business Combinations - Additional Information (Detail) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2012 USD ($) State Customer Entity	Jun. 27, 2015 USD ($)	Jun. 28, 2014 USD ($)	Mar. 26, 2016 USD ($) Business	Mar. 28, 2015 USD ($)	Jun. 27, 2015 USD ($)	Jun. 28, 2014 USD ($)	Jun. 29, 2013 USD ($)
Business Acquisition [Line Items]
Business acquisition cash consideration		$ 0.4	$ 0.9
Goodwill		$ 664.0	$ 663.9	$ 676.2		$ 664.0	$ 663.9	$ 665.8
Business combination, goodwill increased during period				12.2
Payment for acquisition				$ 40.2	$ 0.4	$ 0.4	0.9	86.0
Number of acquisitions | Business				2
Fox River Foods, Inc. [Member]
Business Acquisition [Line Items]
Business acquisition cash consideration	$ 95.0
Date of acquisition	Dec. 21, 2012
Number of real estate entities acquired | Entity	3
Cost of acquired entity	$ 99.2
Number of customers | Customer	7,000
Number of state which entity operates | State	7
Payments to acquire property, plant and equipment	$ 27.1
Cash acquired	10.5
Working capital and other	36.5
Goodwill	5.7
Business combination, goodwill increased during period							$ (2.2)
Reported Value Measurement [Member] | Fox River Foods, Inc. [Member]
Business Acquisition [Line Items]
Business acquisition , promissory note issued	4.2
Estimate of Fair Value Measurement [Member] | Fox River Foods, Inc. [Member]
Business Acquisition [Line Items]
Business acquisition , promissory note issued	6.0
Operating Expense [Member]
Business Acquisition [Line Items]
Costs associated with acquisition								$ 1.0
Customer Relationships and Trade Names [Member] | Fox River Foods, Inc. [Member]
Business Acquisition [Line Items]
Identifiable intangible assets recognized	$ 19.4